FAIR VALUE OF INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE OF INVESTMENTS
Schedule of unrealized profit (loss) on open forwards and futures contracts by the fair value hierarchy levels

2017

Net unrealized profit (loss)
on open contracts	Total	Level I	Level II	Level III

Assets
Futures	$4,494,939	$3,651,733	$843,206	$—
Forwards	3,290,984	—	3,290,984	—

	$7,785,923	$3,651,733	$4,134,190	$—

Liabilities
Futures	$3,153,548	$2,795,267	$358,281	$—
Forwards	3,660,942	—	3,660,942	—

	$6,814,490	$2,795,267	$4,019,223	$—

December 31, 2017	$971,433	$856,466	$114,967	$—

2016

Net unrealized profit (loss)
on open contracts	Total	Level I	Level II	Level III

Assets
Futures	$3,315,560	$2,983,356	$332,204	$—
Forwards	2,545,779	—	2,545,779	—

	$5,861,339	$2,983,356	$2,877,983	$—

Liabilities
Futures	$2,688,443	$1,527,806	$1,160,637	$—
Forwards	2,166,697	—	2,166,697	—

	$4,855,140	$1,527,806	$3,327,334	$—

December 31, 2016	$1,006,199	$1,455,550	$(449,351)	$—

Schedule of the trading profits and losses before brokerage commissions, by commodity industry sector

Commodity Industry	December 31, 2017	December 31, 2016	December 31, 2015
Sector	Profit (loss) from trading, net	Profit (loss) from trading, net	Profit (loss) from trading, net

Agriculture	$(770,323)	$(1,718,410)	$(289,165)
Currencies	(5,205,770)	(3,070,410)	(1,828,505)
Energy	17,351	(2,525,031)	14,394,708
Interest rates	(5,282,072)	3,289,912	(766,755)
Metals	491,018	(3,171,775)	5,920,577
Stock indices	11,981,708	(24,248)	(862,493)

Total, net	$1,231,912	$(7,219,962)	$16,568,367